Share-Based Payments (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of movements in restricted shares under the plan
The following table illustrates the movements in Restricted Shares under the Plans as of June 30, 2025 and 2024:

Grand date/ Directors entitled	Number of shares in thousands	Vesting conditions	(In thousands of soles)
			2025	2024
Award 2025 - Grant to Directors on January 1, 2025	43	1 year service from grant date	545	-
Award 2024 - Grant to Directors on January 1, 2024	43	1 year service from grant date	-	576

Summary of long-term incentive plans
The following table illustrates the long-term incentive plans as of June 30, 2025:

Incentive plans / Vesting Commencement Date	Number of options / shares in thousands	Vesting conditions	Contractual life of options / shares	(In thousands of soles) 2025
Performance-Based Option Agreement on March 21, 2024	2,661	3 years’ service from grant date	10 years	4,055
Long-Term Incentive Management on March 21, 2024	600	4 years’ service from grant date	5 years	116
Restricted Stock Unit on March 21, 2024	161	3 years’ service from grant date	3 years	736

Summary of different methods of incentive plans
The following table illustrates the different methods of incentive plans for June 30, 2025:

Incentive plans	Year	Methodology of fair value	Grace period	Number of options / shares in thousands	Annual volatility	Risk-free rate	Weighted average of fair value of options / shares (in soles) 2025	Vesting status
Performance-Based Option Agreement	2024	Binomial	21/03/2024 to 21/03/2027	2,661	33.54%	4.83%	9.05	Partially vested
Long-Term Incentive Management	2024	Black Scholes	21/03/2024 to 21/03/2028	600	33.54%	3.63%	1.18	Partially vested
Restricted Stock Units	2024	Market value	21/03/2024 to 21/03/2027	161	-	-	26.11	Partially vested